Consolidated Statement of Stockholders’ Deficit (Unaudited) (USD $)	Total	Preferred Shares	Common Stock	Additional Paid-in Capital	Accumulated Deficit
Beginning Balances, December 31, 2009 at Dec. 31, 2009	$ 358,623	$ 30	$ 30,149	$ 24,199,038	$ (23,870,594)
Beginning Balances (in shares) at December 31, 2009 at Dec. 31, 2009		29,713	30,148,877
Shares issued for consulting services (in shares)			1,000,000
Shares issued for consulting services	37,500		1,000	36,500
Shares issued to executive officer as a bonus (in shares)			5,000,000
Shares issued to executive officer as a bonus	350,000		5,000	345,000
Portion of Note Payable converted to Shares (in shares)			1,562,763
Portion of Note Payable converted to Shares	14,000		1,562	12,438
Net Income (loss)	(394,051)				(394,051)
Ending Balances at September 30, 2011 at Dec. 31, 2010	366,072	30	37,711	24,592,976	(24,264,645)
Ending Balances at December 31, 2010 (in shares) at Dec. 31, 2010		29,713	37,711,640
Return of Shares issued for consulting services (in shares)			(1,400,000)
Return of Shares issued for consulting services	(98,000)		(1,400)	(96,600)
Net Income (loss)	104,361				104,361
Ending Balances at September 30, 2011 at Sep. 30, 2011	$ 372,433	$ 30	$ 36,311	$ 24,496,376	$ (24,160,284)
Ending Balances at September 30, 2011 (in shares) at Sep. 30, 2011		29,713	36,311,640